Subsequent Events (Details) (Offices in Tel Aviv [Member], USD $) In Thousands, unless otherwise specified	Feb. 28, 2014
Offices in Tel Aviv [Member]
Subsequent Event [Line Items]
Year ending December 31, 2014	$ 402
Year ending December 31, 2015	$ 402